Fair values - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives | At cost
Financial liabilities measured at fair value
Financial liabilities	€ 246	€ 206
Derivatives | Fair value
Financial liabilities measured at fair value
Financial liabilities, at fair value	246	206
Derivatives | Level 2 | Fair value
Financial liabilities measured at fair value
Financial liabilities, at fair value	246	206
Borrowings | At cost
Financial liabilities measured at fair value
Financial liabilities	10,694	11,331
Borrowings | Not measured at fair value
Financial liabilities measured at fair value
Financial liabilities, at fair value	10,129	10,680
Borrowings | Level 2 | Not measured at fair value
Financial liabilities measured at fair value
Financial liabilities, at fair value	10,129	10,680
Cash and cash equivalent | At cost
Financial assets measured at fair value
Financial assets	115	241
Cash and cash equivalent | Fair value
Financial assets measured at fair value
Financial assets, at fair value	115	241
Cash and cash equivalent | Level 1 | Fair value
Financial assets measured at fair value
Financial assets, at fair value	115	241
Derivatives | At cost
Financial assets measured at fair value
Financial assets	118	200
Derivatives | Fair value
Financial assets measured at fair value
Financial assets, at fair value	118	200
Derivatives | Level 2 | Fair value
Financial assets measured at fair value
Financial assets, at fair value	118	200
Equity investments at fair value through other comprehensive income | At cost
Financial assets measured at fair value
Financial assets	21	14
Equity investments at fair value through other comprehensive income | Fair value
Financial assets measured at fair value
Financial assets, at fair value	21	14
Equity investments at fair value through other comprehensive income | Level 3 | Fair value
Financial assets measured at fair value
Financial assets, at fair value	€ 21	€ 14